INVESTMENT OBJECTIVE

The Fund is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share. The Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Class O	Class B	Class C
Maximum sales charge (load) on	None	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load)	None	5.00%	1.00%
(as a % of amount purchased or
redeemed, whichever is lower) [1]

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
	Class O	Class B	Class C
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	None	1.00%	1.00%
Other expenses	0.30%	1.63%	0.89%
Total annual fund operating expenses	0.80%	3.13%	2.39%
Less fee waiver and/or expense	—	(1.13%)	(0.39%)
reimbursement [2]
Net expenses	0.80%	2.00%	2.00%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit net annual fund operating expenses through April 30, 2014. Direct net operating expenses will not exceed 2.00% for Class B and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class O Shares	$82	$255	$444	$990
Class B Shares:
Expenses assuming redemption	$703	$1,260	$1,742	$2,808
Expenses assuming no redemption	$203	$860	$1,542	$2,808
Class C Shares:
Expenses assuming redemption	$303	$708	$1,240	$2,697
Expenses assuming no redemption	$203	$708	$1,240	$2,697

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests in money market instruments issued by the U.S. Treasury, such as U.S. Treasury bills and U.S. Treasury notes and bonds having short-term maturities, or by U.S. Government agencies and instrumentalities (collectively referred to as “U.S. Government obligations”). The Fund may invest in these securities directly or through repurchase agreements and variable-rate demand notes. All investments generally must comply with applicable money market fund requirements, including Rule 2a-7 of the Investment Company Act of 1940.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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Management Risk. The individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. The Fund seeks to minimize credit risk by investing primarily in securities that are considered to be of high quality. The Fund also may limit the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Variable Rate Demand Note (“VRDN”) Risk. Investments in VRDNs involve credit risk with respect to the obligor/guarantor providing the Fund with the credit and liquidity support for the tender option. While the Fund invests only in VRDNs of high-quality issuers, or which are supported by high-quality financial institutions, it is still possible that an obligor/guarantor could default on its obligations.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with that of a peer average.

The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class O returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the Fund’s Class B and Class C shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	3/31/07	1.14%
Worst Quarter (of periods shown)	6/30/10	0.00%

Average Annual Total Returns
(as of 12/31/2012) (with maximum
sales charge deducted, if any)	1 Year	5 Years	10 Years
Class O	0.01%	0.51%	1.50%
Class B	-4.99%	0.03%	0.86%
Class C	-0.99%	0.23%	0.85%
Lipper U.S. Government Money	0.01%	0.37%	1.40%
Market Funds Average

For current yield information, call 800-368-2745, or visit Calvert’s website at www.calvert.com.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value (“NAV”) determined after receipt of your request in good order. The Fund is valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share.

Unless you are exchanging Class B shares or Class C shares of another Calvert fund, you may only purchase Class O shares of the Fund.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

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Class O Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include	Calvert, P.O. Box 219544, Kansas
application):	City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739, Kansas
(include investment slip):	City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Company Act file:

No. 811-02633 First Variable Rate Fund for Government Income

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